INCOME TAX BENEFIT (EXPENSE)	12 Months Ended
Dec. 31, 2011
INCOME TAX BENEFIT (EXPENSE)
INCOME TAX BENEFIT (EXPENSE)

Note 12—INCOME TAX BENEFIT (EXPENSE)

Cayman Islands and Britsh Virgin Islands

Under the current laws of the Cayman Islands and Britsh Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and Britsh Virgin Islands withholding tax will be imposed.

China

The Company’s PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in 2009, 2010 and 2011 in accordance with the new enterprise income tax law which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

Income (loss) before income taxes consists of:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Non-PRC	(8,135)	(17,386)	55,229	8,775
PRC	25,051	36,107	(259,390)	(41,212)

	16,916	18,721	(204,161)	(32,437)

Income taxes consist of:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Current income tax	—	(11,937)	(328)	(52)
Deferred income tax benefit	39,260	40,479	68,876	10,943
Valuation allowance	(39,260)	(16,481)	(92,874)	(14,756)

	—	12,061	(24,326)	(3,865)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,229	4,680	(51,040)	(8,109)
Effect of different tax rates in different jurisdictions	2,033	4,347	(13,807)	(2,194)
Non-deductible expenses	386	526	(3,470)	(551)
Effect of expired tax losses	8	1,030	—	—
Other adjustments	—	135	(231)	(37)
Changes in valuation allowance	(6,656)	(22,779)	92,874	14,756

	—	(12,061)	24,326	3,865

The PRC income tax returns for fiscal year 2006 through fiscal year 2011 remain open for examination.

The components of deferred taxes are as follows:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	19,987	31,697	5,036
Inventories	7,961	10,691	1,699
Provisions	832	800	127

Total deferred tax assets, current portion	28,780	43,188	6,862
Valuation allowance	(6,685)	(43,188)	(6,862)

Deferred tax assets, current portion, net	22,095	—	—

Deferred tax assets, non-current portion
Fixed assets	1,903	610	97
Net operating losses	9,796	65,557	10,416

Total deferred tax assets, non-current portion	11,699	66,167	10,513
Valuation allowance	(9,796)	(66,167)	(10,513)

Deferred tax assets, non-current portion, net	1,903	—	—

During the year ended December 31, 2011, the Company reassessed the realizability of deferred tax assets and concluded that it is more likely than not the entire of deferred tax assets will not be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2011.

As of December 31, 2011, the Company had net operating losses of approximately RMB262,222 (US$41,663), which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2016 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Balance at January 1	547	4,664	596	95
Additions based on tax positions related to the prior years	—	—	787	125
Additions based on tax positions related to the current year	4,117	—	—	—
Reductions for tax positions of prior years	—	(4,068)	—	—
Reductions for tax positions of the current year	—	—	(734)	(117)

Balance at December 31	4,664	596	649	103

At December 31, 2009, 2010, and 2011, the Company had approximately RMB4,664, RMB596 and RMB624 (US$99) of unrecognized tax benefits related to uncertain tax positions. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no current need for the Company to accrue interest or penalty associated with the uncertain tax positions, and, accordingly, no such accruals have been made in the Company’s account.

The PRC tax law provides a 3-5 years statute of limitation and the Company’s income tax returns are subject to examination by tax authorities during that period.